Equity Net Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NET EARNINGS PER UNIT (in millions, except per unit amounts)

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Net earnings	$81	$66	$172	$135
Net earnings attributable to noncontrolling interest	—	(6)	—	(16)
Net earnings, excluding noncontrolling interest	81	60	172	119
General partner’s distributions	(2)	(2)	(4)	(3)
General partner’s IDRs (a)	(36)	(15)	(66)	(28)
Limited partners’ distributions on common units	(85)	(64)	(161)	(120)
Distributions greater than earnings	$(42)	$(21)	$(59)	$(32)
General partner’s earnings:
Distributions	$2	$2	$4	$3
General partner’s IDRs (a)	36	15	66	28
Allocation of distributions greater than earnings (b)	(3)	(6)	(4)	(11)
Total general partner’s earnings	$35	$11	$66	$20
Limited partners’ earnings on common units:
Distributions	$85	$64	$161	$120
Allocation of distributions greater than earnings	(39)	(15)	(55)	(21)
Total limited partners’ earnings on common units	$46	$49	$106	$99
Weighted average limited partner units outstanding
Common units - basic	95.2	80.7	94.4	80.5
Common units - diluted	95.2	80.8	94.4	80.6
Net earnings per limited partner unit:
Common - basic	$0.48	$0.60	$1.12	$1.23
Common - diluted	$0.48	$0.60	$1.12	$1.23

(a)
IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $2 million and $5 million of IDRs for the three and six months ended June 30, 2015, respectively, waived by TLGP. See Note 12 of our Annual Report on Form 10-K for the year ended December 31, 2015, for further discussion related to IDRs.

(b)
We have revised the historical allocation of general partner earnings to include the Predecessor losses of $3 million and $4 million for the three and six months ended June 30, 2016, respectively, and $6 million and $11 million for the three and six months ended June 30, 2015, respectively.